Submission	Mar. 18, 2025
Submission [Line Items]
Central Index Key	0001283699
Registrant Name	T-MOBILE US, INC.
Registration File Number	333-271553
Form Type	S-3
Submission Type	POSASR
Fee Exhibit Type	EX-FILING FEES